Reinsurance - Rollforward of credit loss allowance for reinsurance recoverables (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Reinsurance Recoverable [Line Items]
Reinsurance recoverable, allowance for credit loss, beginning balance	$ (15)	$ (3)
Increase in the provision for credit losses	(1)	(1)
Decrease related to sale of ALNY	1	0
Reinsurance recoverable, allowance for credit loss, ending balance	$ (15)	(15)
Revision of Prior Period, Error Correction, Adjustment
Schedule of Reinsurance Recoverable [Line Items]
Reinsurance recoverable, allowance for credit loss, beginning balance		$ (11)